Income Tax (Details 1) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Income Tax [Abstract]
Income before income tax	₪ 1,088			₪ 930	₪ 1,494
Statutory tax rate	24.00%		24.00%	25.00%	26.50%
Income tax at the statutory tax rate	₪ 260			₪ 232	₪ 395
Changes in tax rate				67
Expenses not recognized for tax purposes	48			46	(13)
Adjusted tax calculated for the Company's share in equity- accounted investees				1	(3)
Recognition of deferred tax assets which were not recognized on prior periods					(101)
Current year tax losses and benefits for which deferred taxes were not created	39			124	80
Taxes in respect of previous years				(28)
Income tax expenses	₪ 347	[1]	$ 100	₪ 442	₪ 358

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.